Profit from operations (Tables)	12 Months Ended
Dec. 31, 2023
Profit From Operations [Abstract]
Summary of Profit from Operations

	Note	2023 € '000s	2022 € '000s	2021 € '000s
Profit before taxation is derived after charging the following:
Amortization of intangible assets	10	69,076	55,347	77,564
Depreciation of property, plant and equipment	12	6,228	5,337	3,155
Depreciation of right-of-use asset	13	6,885	6,045	2,841
Foreign exchange losses		38,025	43,683	27,472

Summary of Direct and Marketing Expenses
Direct and marketing expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2023 € '000s	2022 € '000s	2021 € '000s
Direct and marketing expenses
Gaming tax, license costs and other tax	127,189	67,951	48,800
Processing & Fraud Costs	196,533	197,394	173,619
Royalties	198,315	178,203	202,856
Staff costs and related expense[1]	158,107	130,305	79,885
Other operational costs	72,325	50,137	36,126
Foreign exchange losses (excluding foreign exchange on processing)	17,367	12,550	4,924
Marketing Expenses	367,034	342,760	350,284
	1,136,870	979,300	896,494
[1] Staff costs and related expenses includes certain consultant costs, staff entertainment and recruitment fees.
Summary of General and Administration Expenses
General and Administration expenses in the Consolidated Statement of Profit or Loss and Comprehensive Income are broken down as follows:

	2023 € '000s	2022 € '000s	2021 € '000s
General and administration expenses
Staff costs and related expenses[2]	44,485	68,311	88,859
Technical and Infrastructure costs	51,627	31,149	20,198
Audit and professional fees	30,605	24,309	17,057
Other administrative costs	21,436	20,315	16,638
	148,153	144,084	142,752
[2] Staff costs and related expenses includes staff entertainment and recruitment fees. The Group had acquired Haber Investments Limited during the year ended December 31, 2021. Haber provides back office services which support the operating entities within the Group - this was classified as outsource costs in 2021, but represents in-house staff expenses in the years ended December 31, 2022 and December 31, 2023.

Summary of Depreciation and Amortization Expense	The depreciation and amortization expense attributable to each of these is as follows:

	2023 € '000s	2022 € '000s	2021 € '000s
Amount attributable to General and administration expenses	13,113	11,382	5,996
Amount attributable to Direct and marketing expenses	69,076	55,347	77,564
	82,189	66,729	83,560